Submission	3 Months Ended
Mar. 31, 2026
Submission [Line Items]
Central Index Key	0001425627
Registrant Name	SOBR SAFE, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A